Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		ordinary shares Class A		ordinary shares Class B		Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive Income (loss)	Total Cheer Holding, Inc.s’ shareholder’ equity	Non-controlling interests	Total
Balance at Dec. 31, 2024		$ 10		$ 0	[1]	$ 113,485	$ 207,128	$ 1,411	$ (17,041)	$ 304,993	$ 77	$ 305,070
Balance (in Shares) at Dec. 31, 2024		205,711	[2]	500,000
Share-based compensation		$ 1			[1]	3,428				3,429		3,429
Share-based compensation (in Shares)	[2]	9,000
Net income for the period					[1]		7,755			7,755	1	7,756
Foreign currency translation adjustment					[1]				5,934	5,934	2	5,936
Balance at Jun. 30, 2025		$ 11		$ 0	[1]	116,913	214,883	1,411	(11,107)	322,111	80	322,191
Balance (in Shares) at Jun. 30, 2025		214,711	[2]	500,000
Balance at Dec. 31, 2025		$ 234		$ 0	[1]	137,734	232,745	1,411	(2,441)	369,683	85	369,768
Balance (in Shares) at Dec. 31, 2025		1,562,083	[2]	500,000
Net income for the period					[1]		8,062			8,062		8,062
Foreign currency translation adjustment					[1]				11,453	11,453	3	11,456
Issuance of shares due to roundup of fractional shares in share consolidation					[1]
Issuance of shares due to roundup of fractional shares in share consolidation (in Shares)		36	[2]
Issuance of shares to settle outstanding warrants (in Shares)		283,334	[2]
Issuance of shares to settle outstanding warrants		$ 43			[1]	(43)
Balance at Jun. 30, 2026		$ 277		$ 0	[1]	$ 137,691	$ 240,807	$ 1,411	$ 9,012	$ 389,198	$ 88	$ 389,286
Balance (in Shares) at Jun. 30, 2026		1,845,453	[2]	500,000

[1]	The amounts were below 1,000.
[2]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 and the share consolidation of Class A at a ratio of one-for-third (3) effective on April 7, 2026 (Note 1).